Operating expenses - Disclosure of Research and Development Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Purchases, sub-contracting and other expenses	€ (9,755)	€ (27,048)	€ (26,380)
Payroll costs (including share-based payments)	(12,206)	(12,345)	(10,721)
Depreciation, amortization and provision expenses	(1,154)	(1,148)	(1,295)
Research and development expenses	€ (23,115)	€ (40,541)	€ (38,396)